REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

For the years ended	March 31 2025	March 31 2024
Revenues from construction contracts	$1,311,119	$1,972,816
Services rendered	651,143	614,690
Sale of goods	571,026	445,377
Total Company	$2,533,288	$3,032,883

Revenues by market for the years ended	March 31 2025	March 31 2024
Life Sciences	$1,471,797	$1,268,546
Food & Beverage	416,879	435,005
Consumer Products	335,690	287,228
Transportation	184,971	933,329
Energy	123,951	108,775
Total Company	$2,533,288	$3,032,883

As at	March 31 2025	March 31 2024
Contracts in progress:
Costs incurred	$4,443,488	$3,936,631
Estimated earnings	1,467,315	1,354,259
	5,910,803	5,290,890
Progress billings	(5,737,385)	(4,898,391)
Net contract assets and liabilities	$173,418	$392,499

Disclosure of performance obligations

Timing of revenue recognition based on transfer of control for the years ended	March 31 2025	March 31 2024
Goods and services transferred at a point in time	$571,026	$445,377
Goods and services transferred over time	1,962,262	2,587,506
Total Company	$2,533,288	$3,032,883

Disclosure of transaction price allocated to remaining performance obligations

Revenues expected to be recognized in:	March 31 2025	March 31 2024
Less than one year	$1,648,000	$1,215,000
Thereafter	491,000	578,000
Total	$2,139,000	$1,793,000

Disclosure of detailed information about receivables

As at	March 31 2025	March 31 2024
Trade accounts receivable	$705,255	$443,570
Less: allowance for expected credit loss	(9,176)	(6,241)
Trade accounts receivables, net	$696,079	$437,329
Other accounts receivable	23,356	34,016
Total	$719,435	$471,345

Disclosure of detailed information about contract assets and liabilities

As at	March 31 2025	March 31 2024
Trade receivables	$696,079	$437,329
Contract assets	503,552	704,703
Contract liabilities	(330,134)	(312,204)
Unearned revenue (i)	(97,777)	(51,056)
Net contract balances	$771,720	$778,772